Information about financial instruments - Schedule of Present Fair Values of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Fair value	$ 58,168	$ 42,820	$ 47,493
Cash flow hedge | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount		5,250	7,250
Fair value		$ 72	$ (150)
Cash flow hedge | Forward contracts | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount		2,250	5,750
Fair value		$ 53	$ (142)
Cash flow hedge | Options | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount		3,000	1,500
Fair value		$ 19	$ (8)